Common Shares and Warrants (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Common Shares And Warrants [Roll Forward]
Number of Warrants, Balance	471,608	94,177	3,286,274
Weighted Average Exercise Price, Balance	$ 16.77	$ 41.40	$ 0.72
Number of Warrants, Cancelled/Expired	(32,510)	(25,000)	(17,498)
Weighted Average Exercise Price, Cancelled/Expired	$ 67.50	$ 44.90	$ 0.59
Number of Warrants, Exercised			(1,626,513)
Weighted Average Exercise Price, Exercised			$ 0.49
Number of Warrants, Issued		402,431	1,183,062
Weighted Average Exercise Price, Issued		$ 12.74	$ 1.99
Number of Warrants, Balance	439,098	471,608	94,177
Weighted Average Exercise Price, Balance	$ 14.68	$ 16.77	$ 41.40